Fair Value Measurement (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurement [Abstract]
Carrying amount of total debt	$ 984	$ 9
Fair value of total debt	$ 958	$ 9